Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2018
Revenues And Cost Of Revenues
REVENUES AND COST OF REVENUES

NOTE 14 - REVENUES AND COST OF REVENUES:

	Year ended December 31
	2018	2017	2016*
	U.S. dollars in thousands
a. Revenues**:
Revenues from licenses	794	486	453
Revenues from provision of maintenance and support services	606	519	341
Revenue from provision of other services	66	91	49
	1,466	1,096	843

*	The Company has initially applied IFRS 15 using the modified retrospective approach, the comparative information is not restated, See Note 2(q).
**	See Note 21 with respect to the disclosure of disaggregated revenue, which is identical to entity wide disclosures.

b.	Revenue recognized in relation to contract liabilities

The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied at the reporting date.

U.S. dollars in thousands	2019	2020 and thereafter	Total
Contracts with customers	495	249	744

The Company recognized $286 thousand of revenue related to beginning of the period contract liability balances.

c.	Cost of revenues:

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Payroll and related expenses	367	203	158
Share-based payment	55	51	58
Amortization of intangible assets	270	245	245
Cost relating to sales as an agent	18	47	10
Other	81	37	41
	791	583	512